Subsequent Events (Details)	Sep. 05, 2017	Aug. 11, 2017	Jul. 17, 2017
Lundin Norway AS | Exercised
Subsequent Event [Line Items]
Option's number for extension of drilling unit contracts	4		3
Lundin Norway AS | Un-declared
Subsequent Event [Line Items]
Additional options for the extension of drilling unit contracts	6
Restructuring Support Agreement (the "RSA") | Scheme Companies | Minimum
Subsequent Event [Line Items]
Percentage represented in Scheme Companies Meetings		75.00%